Performance Management - WP Large Cap Income Plus Fund	Mar. 27, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]

The bar chart and performance table on the next page provide some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The performance shown for the Institutional Class shares for periods prior to August 20, 2018 reflects the performance of a series of 360 Funds, a Delaware statutory trust (the “Predecessor Fund”) that was reorganized into the Fund’s Institutional Class shares. While the Fund is substantially similar to the Predecessor Fund, the Fund’s performance may be different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses.

The bar chart depicts the change in performance from year to year during the periods indicated. The performance table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) may not be an indication of how it will perform in the future.

Updated performance information will be available at no cost by calling (866) 959-9260. Performance is not presented for Class A and Class C shares because they have not begun operations.

Performance Past Does Not Indicate Future [Text]	The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) may not be an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart depicts the change in performance from year to year during the periods indicated. The performance table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index.
Bar Chart [Heading]	Year-by-Year Total Return (for periods ended December 31)
Bar Chart Closing [Text Block]

The Fund’s Institutional Class Shares year-to-date total return through December 31, 2024 was 19.35%. During the period shown in the bar chart, the highest return for a quarter was 26.81% during the quarter ended March 31, 2019 and the lowest return for a quarter was -55.69% during the quarter ended March 31, 2020.

Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal income tax rates in effect as of December 31, 2025 and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirements accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual U.S. federal income tax rates in effect as of December 31, 2025 and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirements accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above.

Performance Availability Phone [Text]	(866) 959-9260
Institutional Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	19.35%
Bar Chart, Year to Date Return, Date	Dec. 31, 2024
Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	26.81%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Lowest Quarterly Return	(55.69%)
Lowest Quarterly Return, Date	Mar. 31, 2020